Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review and other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On August 9, 2021, Merida Merger Corp I., a Delaware corporation (“Merida”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Merida, Merida Merger Sub, Inc., a Washington corporation and wholly-owned subsidiary of Merida (“First Merger Sub”), Merida Merger Sub II, LLC, a Washington limited liability company and wholly-owned subsidiary of Merida (“Second Merger Sub”), and Leafly Holdings, Inc., a Washington corporation (“Leafly”). Pursuant to the Merger Agreement, among other things the parties will undertake the following transactions (collectively, the “Transactions”): (i) First Merger Sub will merge with and into Leafly, with Leafly surviving such merger (“First Merger”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Leafly will merge with and into Second Merger Sub, with Second Merger Sub surviving such merger (the “Second Merger”) and being a wholly-owned subsidiary of Merida.

Pursuant to the Merger Agreement, the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of Merida, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of Merida Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock. The “Exchange Ratio” is the quotient of (i) 38,500,000 shares of Merida Common Stock, divided by (ii) the adjusted fully diluted shares of Leafly Common Stock outstanding immediately prior to the completion of the First Merger (taking into account the number of shares of Leafly Common Stock issuable upon the conversion of the Leafly Preferred Stock and Notes and upon exercise of outstanding stock options of Leafly, assuming for the purposes of this definition that all such Company Stock Options are fully vested and exercised on a net exercise basis. Each option of Leafly that is outstanding immediately prior to the Closing will automatically convert to an option to acquire an adjusted number of shares of Merida Common Stock at an adjusted exercise price, in each case, pursuant to the terms of the Merger Agreement.

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

On October 13, 2021, the Company’s Sponsor committed to provide an aggregate of $400,000 in loans in connection with the Working Capital Loans. Such loans are non-interest bearing. As of October 13, 2021, there is $800,000 outstanding under the Working Capital Loans.

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On June 25, 2021, the Company’s Sponsor committed to provide an aggregate of $400,000 in loans in connection with the Working Capital Loans. As of June 30, 2021, there is $400,000 outstanding under the Working Capital Loans.

Leafly Holdings, Inc.[Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 19 — Subsequent Events

The Company has evaluated its subsequent events through the date the consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

Merger Agreement

In August 2021, the Company entered into an Agreement and Plan of Merger (the Merger Agreement) with Merida Merger Corp (Merida). Pursuant to the terms of the Merger Agreement, subject to customary closing conditions of the merger, including shareholder approval, a business combination between Merida and the Company will be effected through the merger of a subsidiary of Merida into the Company, with the Company surviving as the surviving company and a wholly-owned subsidiary of Merida (the Merger). Once effective, all equity securities of the Company will be converted into the right to receive the applicable portion of merger consideration pursuant to the terms and subject to the conditions set forth in the Merger Agreement. Under the terms of the Merger Agreement, the aggregate consideration to be paid in the Merger is $385,000, as adjusted in accordance with the terms of the Merger Agreement. In addition, Merida will issue to employees, service providers, and stockholders of the Company up to 6,000 Common Shares contingent on hitting certain milestones as specified in the Merger Agreement.

Convertible Notes

In August 2021, the Company issued convertible promissory notes totaling $7,500 to Merida Capital, an affiliate of Merida. These notes were issued as part of the existing series of 2021 Notes (see Note 10) and are subject to the same interest rate, maturity, and conversion terms. However, they are subject to unique repayment terms under certain conditions, as discussed below. The cumulative amount raised through the series of 2021 Notes as of August 2021 is $31,470, and the cumulative amount held by Merida is $15,000.

If the transactions contemplated by the merger agreement are not completed on or prior to May 16, 2022 other than as a result of market conditions, the failure to receive any required approvals or any events, circumstances or actions outside of the control of Leafly or Merida, Merida may request repayment of all $15,000 of outstanding convertible promissory notes plus accrued interest, which are held by them. However, if the transactions contemplated by the merger agreement do not close by such date as a result of any of the foregoing reasons, Merida can request repayment of all outstanding convertible promissory notes plus accrued interest held by them on November 16, 2022.

NOTE 17 — Subsequent Events

The Company has evaluated its subsequent events through the date the consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

Stock Options

In May 2021, the Company’s board of directors granted stock options to purchase an aggregate of approximately 6,700 shares of common stock at an exercise price of $0.36 per share. These stock option grants were issued from the Leafly 2018 Equity Incentive Plan.

Convertible Notes

In June 2021, the Company issued convertible promissory notes (collectively, the 2021 Notes) (see Note 9) totaling approximately $23,800, which included a $1,000 promissory note purchased by Brendan Kennedy, a related party (see Note 12). These notes bear interest at 8% annually. Unless converted, the entire balance of principal and accrued but unpaid interest is due on December 3, 2022. The notes are contingently convertible upon the occurrence of a certain events. The notes convert at a discount to the equity securities purchased by investors in a qualified financing of not less than $25,000 or in a qualified public transaction (initial public offering, direct listing, or acquisition transaction with a publicly-listed special purpose acquisition company or its subsidiary). The conversion price applicable to any such conversion will be an amount equal to 80% of the lowest price per share paid by investors or implied by a qualified public transaction. Outstanding principal and accrued interest shall immediately become due and payable upon specified events of default or upon an acquisition of the Company other than a qualified public transaction.